Earnings Per Share (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Summary of basic and diluted earnings per share
Net income for basic and diluted earnings per share available to common shareholders	$ 1,164	$ 3,411	$ 2,457
Weighted-average number of shares outstanding (000's) - basic	524,101	535,986	564,492
Effect of dilutive securities (000's) - stock-based compensation	89	2,344	5,267
Weighted-average number of shares and assumed conversions (000's) - diluted	524,190	538,330	569,759
Earnings per share - reported
Basic	$ 2.22	$ 6.36	$ 4.35
Diluted	$ 2.22	$ 6.34	$ 4.31